Goodwill	9 Months Ended	12 Months Ended
	Sep. 26, 2020	Dec. 28, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

NOTE 5 – GOODWILL

The following table provides a roll forward of goodwill:

	September 26, 2020	December 28, 2019
Beginning balance, net	$31,049	$32,061
Accumulated impairment losses	(2,969)	-
Disposition of business	(1,577)	-
Currency translation	(226)	(1,012)
Ending balance, net	$26,277	$31,049

The Company recognized an impairment with respect to its FirstPro reporting unit of $2,969 during the quarter ended March 28, 2020. The impairment resulted from a continued decline in that reporting unit’s revenue which experienced significant and prolonged declines as a result of the COVID-19 pandemic. To determine the impairment, the Company employed a combination of market approach (valuations using comparable company multiples), income approach (discounted cash flow analysis) and prevailing market conditions to derive the fair value of the reporting unit. Under ASU 2017-04, which the Company early adopted, the impairment amount represents the excess of the carrying value over the fair value of the reporting unit.

In Q3 2020, the Company determined that the continued impact of the COVID-19 pandemic is a triggering event for certain reporting units. The Company employed a combination of market approach (valuations using comparable company multiples) and income approach (discounted cash flow analysis) to derive the fair value of the reporting unit.

No impairments to goodwill were recognized during the quarter ended September 26, 2020, however, in the case of one reporting unit, the fair value exceeded the carrying value by a minimal percentage. This reporting unit has goodwill of $14.2 million and an estimated fair value that exceeds its carrying value by 2.4%. Goodwill for this reporting units should be considered at risk given the approximation of the estimated fair value to the carrying value of the reporting unit. In the assumptions utilized by management, declines to revenue are expected to continue in the fourth quarter of 2020 and then improve in future years with modest growth rates. Management has made assumptions regarding partial recovery from the COVID-19 pandemic in 2021 and 2022. The assumed discount rate utilized in the income approach model was considered to be commensurate with the estimation uncertainty for this reporting unit. If the assumptions utilized by management are not achieved and declines to operations are greater than anticipated in the fourth quarter of 2020 while failing to achieve growth in future periods as a result of the prolonged impact of COVID-19 pandemic  an impairment to goodwill could be recorded and such amount could be material to the financial statements. A reduction in the projected long-term operating performance of this reporting unit, market declines, changes in discount rates or other conditions could result in a material impairment in the future.

NOTE 7 – GOODWILL

The following table provides a roll forward of goodwill:

	Fiscal 2019	Fiscal 2018
Beginning balance, gross	$38,139	$33,247
Accumulated impairment losses	(6,078)	(6,078)
Beginning balance, net	32,061	27,169
Acquisitions	—	4,892
Currency translation adjustment	(1,012)	—
Ending balance, net	$31,049	$32,061

In Fiscal 2018, the Company recorded goodwill of $1,545 and $3,347 related to the acquisition of Clement May and KRI, respectively.

Goodwill by reportable segment is as follows:

	Fiscal 2019	Fiscal 2018
Commercial Staffing – US	$6,102	$6,102
Professional Staffing – US	10,527	10,527
Professional Staffing – UK	14,420	15,432
Ending balance, net	$31,049	$32,061

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in business combinations. ASC 350, requires that goodwill be tested for impairment at the reporting unit level (operating segment or one level below an operating segment) on an annual basis and between annual tests when circumstances indicate that the recoverability of the carrying amount of goodwill may be in doubt. The Company performed its annual goodwill impairment testing as of September 29, 2019 and no impairment was recognized. The Company employed a combination of market approach (valuations using comparable company multiples) and income approach (discounted cash flow analysis) to derive the fair value of the reporting unit when performing its annual impairment testing. Volatility in the Company’s stock price can result in the net book value of our reporting unit approximating, or even temporarily exceeding market capitalization, however, the fair value of our reporting unit is not driven solely by the market price of our stock. As described above, fair value of our reporting unit is derived using a combination of an asset approach, an income approach and a market approach. These valuation techniques consider several other factors beyond our market capitalization, such as the estimated future cash flows of our reporting units, the discount rate used to present value such cash flows and the market multiples of comparable companies. Changes to input assumptions used in the analysis could result in materially different evaluations of goodwill impairment.

No impairments to goodwill were recognized during the year ended December 28, 2019, however, in the case of two reporting units, the fair value exceeded the carrying value by a minimal percentage. Reporting Unit A has goodwill of $14.4 million and an estimated fair value that exceeds its carrying value by approximately 16.1% and Reporting Unit B has goodwill of $3.4 million and an estimated fair value that exceeds its carrying value by approximately 7%. Goodwill for these two reporting units should be considered at risk given the approximation of the estimated fair value to the carrying value of the respective reporting units. In the assumptions utilized by management, declines to revenue are expected in 2020 and then improve in future years with modest growth rates of between 2% and 6%. Further, management expects to recognize expense synergies in both Reporting Units as the Company continues to integrate recently acquired businesses. The assumed discount rate utilized in the income approach model was considered to be commensurate with the estimation uncertainty for these reporting units. If the assumptions utilized by management are not achieved and declines to operations are greater than anticipated in 2020 while failing to achieve growth in future periods an impairment to goodwill could be recorded and such amount could be material to the financial statements. A reduction in the projected long-term operating performance of either of these reporting units, market declines, changes in discount rates or other conditions could result in an impairment in the future.

The forecasts utilized by management in the goodwill impairment test for the year ended December 28, 2019 excluded any potential adverse operational impact of the COVID-19 pandemic.